Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Trade and Other Receivables [Line Items]
Trade receivables	€ 1,728,766	€ 351,683
Related Parties [Member]
Schedule of Trade and Other Receivables [Line Items]
Trade receivables	4,183	7,321
Trade receivables [member]
Schedule of Trade and Other Receivables [Line Items]
Trade receivables	€ 1,724,583	€ 344,362